Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 9 — SHARE-BASED COMPENSATION

We have established a 2021 Global Share Incentive Plan (the “2021 Incentive Plan”) for the purpose of providing share-based compensation as incentives and rewards to employees and consultants.

In connection with the Recapitalization Transaction as discussed in Note 4, the following changes were made to our outstanding share-based awards under the 2021 Incentive Plan:

(i)	each option granted and outstanding became an option to purchase the Company’s Class A ordinary shares, exercisable for the number of shares and at the per share exercise price as adjusted by the stock split factor of 3.3593 and otherwise subject to the same terms and conditions that applied prior to the stock split.

(ii)	each restricted share unit granted and outstanding was cancelled in exchange for a right to acquire a number of the Company’s Class A ordinary shares as adjusted by the stock split factor of 3.3593 and otherwise subject to the same terms and conditions that applied to the restricted share unit prior to the stock split.

(iii)	each restricted share granted and outstanding was increased by the stock split factor of 3.3593 and subject to the same terms and conditions as were applicable prior to the stock split.

None of these changes resulted in a modification requiring incremental share-based compensation recognition.

As of June 30, 2026, the 2021 Incentive Plan has a remaining reserve of 10,874,641 shares for share-based awards. Share-based awards in the form of equity options (“Share Options”), restricted share units (“RSUs”), and restricted share awards (“RSAs”) may be issued under the 2021 Incentive Plan.

Our share-based awards issued under the 2021 Incentive Plan generally vest in accordance with the following schedule:

●	50% at the second anniversary of the grant date

●	25% at the third anniversary of the grant date

●	25% at the fourth anniversary of the grant date

On December 22, 2025, we established a 2026 Global Share Incentive Plan (the “2026 Incentive Plan”) for the purpose of providing share-based compensation as incentives and rewards to employees and consultants. We have granted during the six months ended June 30, 2026, 16,299,731 RSUs under this plan and have a remaining reserve balance of 3,700,269. Share Options, RSUs and RSAs may be granted under the 2026 Incentive Plan. The following is a summary of the RSUs granted:

●	5,433,243 restricted share units of the Company granted on February 24, 2026, each evidencing the right to receive one Class B ordinary share; 150,923 immediately vested as of the grant date; and the remainder vesting in equal monthly installments beginning on February 28, 2026 and ending on December 31, 2028.

●	10,866,488 restricted share units of the Company granted on February 24, 2026, each evidencing the right to receive one Class B ordinary share; vesting occurs based upon achieving certain 60-day volume weighted average trading prices (“VWAP”) of the Company’s ordinary shares. The following is the vesting summary. 25% upon a VWAP of $15.00; 25% upon a VWAP of $20; 25% upon a VWAP of $25.00; and 25% upon a VWAP of $30.00.

Vesting commences on the grant date. Upon termination of employment, unvested share-based awards are subject to forfeiture. The share-based awards are not transferable and may not be sold, pledged or otherwise transferred, and grantees are not entitled to vote the restricted shares or receive dividends paid on the restricted shares.

Share Options

During the six months ended June 30, 2026 and 2025, we granted 379,600 and 805,899 Share Options, respectively, to employees with a weighted average grant-date fair value of 5.46 and $9.49 per option, respectively. The fair value of the Share Options was determined using the Black-Scholes pricing model. The following are the weighted average of significant assumptions used in the model:

	For the Six Months Ended June 30,
	2026	2025
Dividend yield	–	–
Risk-free interest rate	1.37%	1.62%
Expected volatility(1)	81.70%	35.50%
Expected term	2.75 years	2.75 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

A summary of the Share Option activity for the six months ended June 30, 2026 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2026	11,163,778	$0.14	5.25	$61,876,911
Granted	379,600	$0.14	–	–
Exercised	(5,117,972)	$0.14	–	$31,915,250
Cancelled/forfeited	(346,182)	$0.14	–	–
Outstanding at June 30, 2026	6,079,224	$0.14	6.16	$38,995,604

Exercisable at June 30, 2026	3,603,413	$0.14	4.95	$23,173,497

During the six months ended June 30, 2026, there were 5,117,972 options exercised, resulting in cash proceeds received of $683,249. There were no options exercised during the six months ended June 30, 2025.

As of June 30, 2026, unrecognized compensation expense related to Share Options was $6,260,442 and expected to be recognized over a weighted-average period of 1.14 years.

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2026:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2026	2,976,656	$6.72
Granted	379,600	$5.46
Vested	(535,103)	$6.35
Cancelled/forfeited	(345,342)	$6.04
Non-vested at June 30, 2026	2,475,811	$6.71

The total fair value of options vested during the six months ended June 30, 2026 was $3,400,283.

Restricted Share Units (“RSUs”)

We granted 19,890,515 and 648,510 RSUs during the six months ended June 30, 2026 and 2025, respectively. We used an independent fair value specialist to assist us with estimating the fair value of our ordinary shares on the grant date for the grant date fair value of the granted RSUs during the three months ended March 31, 2025 as our ordinary shares were not traded on a national stock exchange until April 11, 2025. The weighted average fair value for RSUs granted during the six months ended June 30, 2026 and 2025 was $4.84 and $9.49, respectively. Of the 19,890,515 RSUs granted during the six months ended June 30, 2026, 10,866,488 RSUs were granted with a market performance condition that is based upon the trading price of our ordinary shares. The Company utilized a fair value specialist with determining the grant date fair value with the use of the Monte Carlo valuation method for the RSUs that contain a market performance condition.

A summary of the Restricted Share Unit activity for the six months ended June 30, 2026, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2026	3,617,840	$6.45
Granted	19,890,515	$4.84
Cancelled/forfeited	(376,057)	$6.42
Shares delivered	(2,756,938)	$6.06
Outstanding at June 30, 2026	20,375,360	$4.93

The total grant date fair value of shares delivered for the six months ended June 30, 2026 was $16,701,052. There were no shares delivered during the six months ended June 30, 2025.

As of June 30, 2026, the total unrecognized compensation expense related to RSUs was $69,342,439 and expected to be recognized over a weighted average period of approximately 1.33 years.

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2026:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2026	2,087,179	$6.74
Granted	19,890,515	$4.84
Vested	(2,231,743)	$5.83
Cancelled/forfeited	(376,057)	$6.42
Non-vested at June 30, 2026	19,369,894	$4.90

The total fair value of RSUs vested during the six months ended June 30, 2026, was $13,015,977.

Restricted Share Award (“RSAs”)

We granted 1,010,000 and 2,401,884 RSAs during the six months ended June 30, 2026 and 2025. A summary of the Restricted Share Award activity for the six months ended June 30, 2026, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2026	–	$–
Granted	1,010,000	$5.48
Vested	(260,000)	$5.45
Cancelled/forfeited	–	$–
Outstanding at June 30, 2026	750,000	$5.49

The fair value of RSAs vested during the six months ended June 30, 2026 was $1,416,000.

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2026, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2026	–	$–
Granted	1,010,000	$5.48
Vested	(260,000)	$5.45
Cancelled/forfeited	–	$–
Non-vested at June 30, 2026	750,000	$5.49

As of June 30, 2026, the total unrecognized compensation expense related to RSAs was $3,535,000 and expected to be recognized over a weighted average period of approximately 0.83 years.

Compensation Expense Allocation

We recognized compensation expense from share-based awards in the amount of $34,336,772 and $35,038,447 for the six months ended June 30, 2026 and 2025, respectively, using the graded vesting method of attribution. We account for forfeitures as they occur. The compensation expense was recorded in the condensed consolidated statements of operations and comprehensive income (loss) as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
General and administrative	$15,072,056	$24,802,131	$27,893,819	$31,062,124
Technology and development	1,583,533	1,586,014	5,709,110	3,084,857
Marketing and branding	479,607	581,257	733,843	891,466
Total	$17,135,196	$26,969,402	$34,336,772	$35,038,447

In connection with our delivery of ordinary shares to employees that had vested RSUs or exercised options, we recognized a net tax shortfall of $44,586 related to share-based compensation for the six months ended June 30, 2026. We did not recognize a net tax windfall or net tax shortfall during the six months ended June 30, 2025, as we did not deliver any ordinary shares to employees in connection with share-based awards during the six months ended June 30, 2025.